Interim Condensed Consolidated Statements of Changes In Equity - EUR (€) € in Thousands		Total		Private Placement [Member]	ATM [Member]	Execution of rights and Warrants [Member]	Share Capital [Member]		Share Capital [Member] Private Placement [Member]	Share Capital [Member] ATM [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share premium [member]		Share premium [member] Private Placement [Member]	Share premium [member] ATM [Member]	Share premium [member] Execution of rights and Warrants [Member]	Accumulated Deficit [member]		Other Equity Components [Member]		Other Equity Components [Member] Execution of rights and Warrants [Member]	Currency Translation Reserve [Member]		Total Equity Parent [Member]		Total Equity Parent [Member] Private Placement [Member]	Total Equity Parent [Member] ATM [Member]	Total Equity Parent [Member] Execution of rights and Warrants [Member]	Non-controlling interests [member]
Balance at Dec. 31, 2023		€ 149,811					€ 50,352					€ 481,615					€ (420,195)		€ 32,149			€ 5,868		€ 149,789					€ 22
Total comprehensive (loss)/income for the period
Loss for the Period		(58,235)	[1]														(58,234)							(58,234)					(1)
Other comprehensive income/(loss) for the period		3,873	[1]																			3,873		3,873
Total comprehensive income for the period		(54,362)	[1]														(58,234)					3,873		(54,361)					(1)
Transactions with owners of the Company
Contribution of equity						€ 441					€ 291					€ 8,258					€ (8,108)							€ 441
Share based payments		1,981																	1,981					1,981
Others		(272)					3					(275)												(272)
Total contributions and distributions		2,150					294					7,983							(6,127)					2,150
Total transactions with owners of the Company		(52,212)					294					7,983					(58,234)		(6,127)			3,873		(52,211)					(1)
Balance at Jun. 30, 2024	[2]	97,599					50,646					489,598					(478,429)		26,022			9,741		97,578					21
Balance at Dec. 31, 2024		62,578					55,243					531,113					(569,175)		34,835			12,784		64,800					(2,222)
Total comprehensive (loss)/income for the period
Loss for the Period		(34,476)	[1]														(33,679)							(33,679)					(797)
Other comprehensive income/(loss) for the period		(15,778)	[1]																(5)			(15,773)		(15,778)
Total comprehensive income for the period		(50,254)	[1]														(33,679)		(5)			(15,773)		(49,457)					(797)
Transactions with owners of the Company
Contribution of equity				€ 22,677	€ 403	€ 163			€ 10,431	€ 89	€ 224			€ 12,246	€ 314	€ 3,124					€ (3,185)					€ 22,677	€ 403	€ 163
Share based payments		573																	573					573
Others		(0)										(542,972)					542,972
Other movement		(2)															(3,888)							(3,888)					3,886
Total contributions and distributions		23,814					10,744					(527,288)					539,084		(2,612)					19,928					3,886
Total transactions with owners of the Company		(26,440)					10,744					(527,288)					505,405		(2,617)			(15,773)		(29,529)					3,089
Balance at Jun. 30, 2025		€ 36,138	[3]				€ 65,987	[4]				€ 3,825	[4]				€ (63,770)	[4]	€ 32,218	[4]		€ (2,989)	[4]	€ 35,271	[4]				€ 867	[4]

[1]	Unaudited
[2]	Unaudited
[3]	Unaudited
[4]	Unaudited